Expense Example - Share class	Sep. 10, 2025 USD ($)
Capital Group Core Plus Completion Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	0
Capital Group Municipal Income Completion Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	$ 0